Basis of Preparation and Significant Accounting Policies (Schedule of Amendment to IAS 16, Property, Plant and Equipment) (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands
	6 Months Ended				12 Months Ended
	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2022 USD ($) $ / shares [2]	Jun. 30, 2021 EUR (€) € / shares		Dec. 31, 2021 EUR (€) € / shares		Jun. 30, 2022 USD ($) [2]
Disclosure of initial application of standards or interpretations [line items]
Fixed assets	€ 352,680		€ 313,835		€ 340,897	[1]	$ 366,424
Deferred tax	6,409		8,337		9,044	[1]	6,659
Accumulated deficit	(8,121)		2,939		(6,899)	[1]	(8,437)
Non-Controlling Interest	(12,939)		7,552		(1,731)	[1]	$ (13,443)
Revenues	29,196	$ 30,334	20,393	[1]	45,721	[1]
Operating expenses	(13,132)	(13,644)	(7,572)	[1]	(17,590)	[1]
Depreciation and amortization expenses	(7,978)	(8,289)	(7,076)	[1]	(15,116)	[1]
Tax benefit (Taxes on income)	(1,087)	(1,129)	(306)	[1]	2,281	[1]
Profit (loss) attributable to:
Owners of the Company	(1,222)	(1,270)	(5,252)	[1]	(15,090)	[1]
Non-controlling interests	€ 587	$ 610	€ 90	[1]	€ (4,550)	[1]
Basic net loss per share | (per share)	€ (0.1)	$ (0.1)	€ (0.41)	[1]	€ (1.18)	[1]
Diluted net loss per share | (per share)	€ (0.1)	$ (0.1)	€ (0.41)	[1]	€ (1.18)	[1]
Application effect IAS16- Amendment [Member]
Disclosure of initial application of standards or interpretations [line items]
Fixed assets			€ 852		€ 832
Deferred tax			213		208
Accumulated deficit			326		318
Non-Controlling Interest			313		306
Revenues			938		938
Operating expenses			(66)		(66)
Depreciation and amortization expenses			(20)		(40)
Tax benefit (Taxes on income)			(213)		(208)
Profit (loss) attributable to:
Owners of the Company			326		318
Non-controlling interests			€ 313		€ 306
Basic net loss per share | € / shares			€ 0.03		€ 0.02
Diluted net loss per share | € / shares			€ 0.03		€ 0.02
As previously reported [Member]
Disclosure of initial application of standards or interpretations [line items]
Fixed assets			€ 312,983		€ 340,065
Deferred tax			8,124		8,836
Accumulated deficit			2,613		(7,217)
Non-Controlling Interest			7,239		(2,037)
Revenues			19,455		44,783
Operating expenses			(7,506)		(17,524)
Depreciation and amortization expenses			(7,056)		(15,076)
Tax benefit (Taxes on income)			(93)		2,489
Profit (loss) attributable to:
Owners of the Company			(5,578)		(15,408)
Non-controlling interests			€ (223)		€ (4,856)
Basic net loss per share | € / shares			€ (0.44)		€ (1.2)
Diluted net loss per share | € / shares			€ (0.44)		€ (1.2)

[1]	Reclassified, please see Note 2C.
[2]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)